Eaton Vance Floating-Rate Advantage Fund

EATON VANCE FLOATING-RATE ADVANTAGE FUND
EATON VANCE FLOATING-RATE FUND
EATON VANCE FLOATING-RATE & HIGH INCOME FUND
Supplement to Prospectus dated March 1, 2014

1.

The following replaces the Annual Fund Operating Expenses table in “Fees and Expenses of the Fund” in “Fund Summaries – Floating-Rate Advantage Fund”:

Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investments)(1)	Advisers Class	Class A	Class B	Class C	Class I
Management Fees	0.59%	0.59%	0.59%	0.59%	0.59%
Distribution and Service (12b-1) Fees	0.25%	0.25%	0.60%	0.75%	n/a
Other Expenses(2)	0.34%	0.35%	0.36%	0.35%	0.35%
Total Annual Fund Operating Expenses	1.18%	1.19%	1.55%	1.69%	0.94%

(1)

Expenses in the table above and the Example below reflect the expenses of the Fund and the Senior Debt Portfolio (the “Portfolio”), the Fund’s master Portfolio.

(2)

Includes interest expense of 0.22% for each Class.

March 6, 2014	14520 3.6.14

Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)*
Annual Fund Operating Expenses Eaton Vance Floating-Rate Advantage Fund		Advisers Class	Class A	Class B	Class C	Class I
Management Fees		0.59%	0.59%	0.59%	0.59%	0.59%
Distribution and Service (12b-1) Fees		0.25%	0.25%	0.60%	0.75%	none
Other Expenses	[1]	0.34%	0.35%	0.36%	0.35%	0.35%
Total Annual Fund Operating Expenses		1.18%	1.19%	1.55%	1.69%	0.94%
[1]	Includes interest expense of 0.22% for each Class.

* Expenses in the table above and the Example below reflect the expenses of the Fund and the Senior Debt Portfolio (the “Portfolio”), the Fund’s master Portfolio.